Issuance of Units	12 Months Ended
Dec. 31, 2017
ISSUANCE OF UNITS [Abstract]
Issuance of Units

NOTE 13 – ISSUANCE OF UNITS

Navios Partners

In December 2017, Navios Partners authorized the granting of 1,370,044 restricted common units, which were issued on January 11, 2018, to its directors and/or officers, which are based on service conditions only and vest over three years. The fair value of restricted units was determined by reference to the quoted stock price on the date of grant. Compensation expense, net of estimated forfeitures, is recognized when it is probable that the performance criteria will be met based on a graded expense model over the vesting period. Navios Partners also issued 27,960 general partnership units to its general partner for net proceeds of $64. As of December 31, 2017, the effect of compensation expense arising from the restricted units described above amounted to $72 and was presented under the caption “General and administrative expenses” in the consolidated Statements of Operations.

On September 1, 2017 and as part of the acquisition agreement entered into between the Company and Rickmers Trust, Navios Partners authorized and issued 361,444 restricted common units and 7,376 general partnership units to its general partner for net proceeds of $600 and $12, respectively. The fair value of restricted units was determined by reference to the quoted stock price on the date of grant. On September 25, 2017, the fair value of the restricted units described above amounted to $600 and Navios Partners was compensated by Navios Containers in full amount. There were no restricted common units exercised, forfeited or expired during the year ended December 31, 2017. Restricted common units outstanding amounted to 361,444 units as of December 31, 2017.

On March 20, 2017, Navios Partners completed its public offering of 47,795,000 common units at $2.10 per unit and raised gross proceeds of approximately $100,369. The net proceeds of this offering, including the underwriting discount and the offering costs of $4,383 in total, were approximately $95,986. Pursuant to this offering, Navios Partners issued 975,408 general partnership units to its general partner. The net proceeds from the issuance of the general partnership units were $2,049.

On March 17, 2017, Navios Holdings transferred to Navios Partners it rights to the fixed 12.7% interest on the Navios Europe I Navios Term Loans I and Navios Revolving Loans I (including the respective accrued receivable interest) for a total amount of $33,473 for a cash consideration of $4,050 and 13,076,923 newly issued common units of Navios Partners, with fair value net of costs at date of issuance of $28,862 (see Note 18 — Transactions with related parties and affiliates). Pursuant to this transaction, Navios Partners issued 266,876 general partnership units to its general partner for net cash proceeds of $468.

In December 2016, Navios Partners authorized the granting of 2,040,000 restricted common units, which were issued on January 31, 2017, to its directors and/or officers which are based on service conditions only and vest over three years. The fair value of restricted units was determined by reference to the quoted stock price on the date of grant. Compensation expense, net of estimated forfeitures, is recognized when it is probable that the performance criteria will be met based on a graded expense model over the vesting period. Navios Partners also issued 41,633 general partnership units to its general partner for net proceeds of $63. The effect of compensation expense arising from the restricted units described above amounted to $1,832 and $93 as of December 31, 2017 and 2016, respectively, and was presented under the caption “General and administrative expenses” in the consolidated Statements of Operations. There were no restricted common units exercised, forfeited or expired during the year ended December 31, 2017. As of December 31, 2017, 686,665 restricted common units were vested.

As of December 31, 2017, the estimated compensation cost relating to service conditions of non-vested restricted common units not yet recognized was $4,222.

On November 18, 2016, Navios Partners entered into a Continuous Offering Program Sales Agreement, pursuant to which Navios Partners may issue and sell from time to time through its agent common units representing limited partner interests having an aggregate offering price of up to $25,000. As of December 31, 2017 and 2016, Navios Partners issued 1,200,442 and 244,201 common units and received net proceeds of $2,221 and $440, respectively. Pursuant to the issuance of the common units, Navios Partners issued 24,498 general partnership units to its general partner in order to maintain its 2.0% general partner interest. As of December 31, 2017 and 2016, the net proceeds from the issuance of the general partnership units were $46 and $10, respectively.

Navios Holdings currently owns a 20.2% interest in Navios Partners, which includes the 2.0% interest through Navios Partners’ general partner which Navios Holdings owns and controls.

Navios Containers

On June 8, 2017, Navios Containers closed its private placement and issued 10,057,645 shares for $50,288 of gross proceeds at a subscription price of $5.00 per share. Navios Partners invested $30,000 and received 59.7% of the equity, and Navios Holdings invested $5,000 and received 9.9% of the equity of Navios Containers. Each of Navios Partners and Navios Holdings also received warrants, with a five-year term, for 6.8% and 1.7% of the equity, respectively. On August 29, 2017, Navios Containers closed its private placement and issued 10,000,000 shares for 50,000 of gross proceeds at a subscription price of $5.00 per share. Navios Partners invested $10,000 and received 2,000,000 shares. Navios Partners and Navios Holdings also received warrants, with a five-year term, for 6.8% and 1.7% of the equity, respectively.

On November 9, 2017, Navios Containers closed a private placement of 9,090,909 shares at a subscription price of $5.50 per share, resulting in gross proceeds of approximately $50,000. Navios Partners invested $10,000 and received 1,818,182 shares. Navios Partners also received warrants, with a five-year term, for 6.8% of the newly issued equity.

As of December 31, 2017, Navios Partners held 9,818,182 common shares and received 33.7% of the equity, and Navios Holdings held 1,000,000 common shares and received 3.4% of the equity of Navios Containers.